Other Non-current Assets - Summary of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Assets Noncurrent [Abstract]
Prepayment for purchase of property and equipment	¥ 7,886		¥ 19,799
Rental deposits	5,674		13,875
Others	363		4,108
Other non-current assets	¥ 13,923	$ 2,185	¥ 37,782